Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Role of Management [Text Block]

Risk Management and Strategy

The Company recognizes the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We have integrated cybersecurity risk management into our risk management processes. This integration is intended to ensure that cybersecurity considerations are part of our decision-making processes. We continuously evaluate and address cybersecurity risks in alignment with our business objectives and operational needs.

Due to the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity, the Company does not currently engage any external experts, such as cybersecurity assessors, consultants, or auditors. However, the Company uses software as a service-based information technology systems and services provided by reputable vendors to help mitigate risks related to data breaches or other security incidents originating from third parties.

We have not encountered cybersecurity challenges that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

The Company recognizes the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We have integrated cybersecurity risk management into our risk management processes. This integration is intended to ensure that cybersecurity considerations are part of our decision-making processes. We continuously evaluate and address cybersecurity risks in alignment with our business objectives and operational needs.

Due to the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity, the Company does not currently engage any external experts, such as cybersecurity assessors, consultants, or auditors. However, the Company uses software as a service-based information technology systems and services provided by reputable vendors to help mitigate risks related to data breaches or other security incidents originating from third parties.

We have not encountered cybersecurity challenges that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Governance

Our board of directors oversees the management of risks associated with cybersecurity threats. The Company’s executive officers are primarily responsible for assessing, monitoring and managing our cybersecurity risks. The Company’s executive officers have limited experience in the field of information technology and cybersecurity and therefore will consult with external advisers to manage cybersecurity threats and related risks. In the event of a cybersecurity incident, the executive officers, in conjunction with external advisors, will implement an incident response plan. Significant cybersecurity matters, and strategic risk management decisions, will be escalated to the board of directors.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have integrated cybersecurity risk management into our risk management processes. This integration is intended to ensure that cybersecurity considerations are part of our decision-making processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

We have not encountered cybersecurity challenges that have materially affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors oversees the management of risks associated with cybersecurity threats. The Company’s executive officers are primarily responsible for assessing, monitoring and managing our cybersecurity risks. The Company’s executive officers have limited experience in the field of information technology and cybersecurity and therefore will consult with external advisers to manage cybersecurity threats and related risks. In the event of a cybersecurity incident, the executive officers, in conjunction with external advisors, will implement an incident response plan. Significant cybersecurity matters, and strategic risk management decisions, will be escalated to the board of directors.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Company’s executive officers are primarily responsible for assessing, monitoring and managing our cybersecurity risks. The Company’s executive officers have limited experience in the field of information technology and cybersecurity and therefore will consult with external advisers to manage cybersecurity threats and related risks.